Summary of Significant Accounting Policies - Schedule of Customers Accounts Receivable (Detail) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Customer A [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	25.00%	35.00%
Customer B [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	24.00%	34.00%
Customer C [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	16.00%	29.00%
Customer D [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	16.00%
Customer E [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	11.00%